Equity-Accounted Investments - Investments in and Advances to Equity Accounted Investees (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) vessel	Sep. 30, 2018	Dec. 02, 2015	Jun. 30, 2015
Schedule of Equity Method Investments [Line Items]
Ownership percentage	100.00%
Equity method investments	$ 1,116,133	$ 1,094,596
Current portion of advances to equity-accounted joint ventures (note 7)	(79,108)	0
Investment in and advances to equity-accounted joint ventures	$ 1,037,025	$ 1,094,596
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	30.00%			30.00%
Current portion of advances to equity-accounted joint ventures (note 7)	$ (79,100)
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%				50.00%
Teekay LNG-Marubeni Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	52.00%		52.00%
Excalibur Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	33.00%
Number of vessels | vessel	4
RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	40.00%
Newbuildings on order | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel		6
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel	42
Equity method investments	$ 1,116,133	$ 1,094,596
Current portion of advances to equity-accounted joint ventures (note 7)	(79,108)	0
Investment in and advances to equity-accounted joint ventures	$ 1,037,025	1,094,596
Equity Method Investments | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	30.00%
Equity method investments	$ 81,353	77,706
Equity Method Investments | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Number of vessels | vessel	2
Equity method investments	$ 205,839	193,774
Equity Method Investments | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel	3
Equity method investments	$ 73,545	43,538
Equity Method Investments | Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Number of vessels | vessel	22
Equity method investments	$ 153,808	160,626
Equity Method Investments | Teekay LNG-Marubeni Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	52.00%
Number of vessels | vessel	6
Equity method investments	$ 351,529	341,712
Equity Method Investments | Excalibur Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	49.00%
Number of vessels | vessel	1
Equity method investments	$ 32,402	79,915
Equity Method Investments | Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	33.00%
Number of vessels | vessel	4
Equity method investments	$ 85,469	74,775
Equity Method Investments | RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	40.00%
Number of vessels | vessel	4
Equity method investments	$ 132,188	$ 122,550
Equity Method Investments | Newbuildings on order
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel	6
Equity Method Investments | Newbuildings on order | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel	1
Equity Method Investments | Newbuildings on order | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel	4
Equity Method Investments | Newbuildings on order | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel	1
Equity Method Investments | Minimum | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	20.00%
Equity Method Investments | Maximum | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	30.00%